Reorganization (Tables)	12 Months Ended
Dec. 31, 2012
Reorganizations [Abstract]
Schedule Liabilities Subject to Compromise [Table Text Block]

Liabilities Subject to Compromise

The following table summarizes the components of liabilities subject to compromise included on the Consolidated Balance Sheet as of December 31, 2012 and 2011:

(in millions)
	2012	2011
Long-term debt	$1,198	$2,482
Estimated allowed claims on aircraft lease and debt obligations and facility lease and bond obligations	3,716	1,868
Pension and postretirement benefits	1,250	—
Accounts payable and other accrued liabilities	442	489
Other	—	4

Total liabilities subject to compromise	$6,606	$4,843

Schedule of Liabilities Subject to Compromise, Debt [Table Text Block]

Long-term debt, including undersecured debt, classified as subject to compromise as of December 31, 2012 and 2011 consisted of (in millions):

	2012	2011
Secured variable and fixed rate indebtedness due through 2023 (effective rates from 1.00%—13.00% at December 31, 2012)	$172	$1,456
6.00%—8.50% special facility revenue bonds due through 2036	186	186
6.25% senior convertible notes due 2014	460	460
9.0%—10.20% debentures due through 2021	214	214
7.88%—10.55% notes due through 2039	166	166

	$1,198	$2,482

Schedule Of Reorganization Items [Table Text Block]

Reorganization Items, net

Reorganization items refer to revenues, expenses (including professional fees), realized gains and losses and provisions for losses that are realized or incurred in the Chapter 11 Cases. The following table summarizes the components included in reorganization items, net on the Consolidated Statements of Operations for the years ended December 31, 2012 and 2011:

(in millions)
	2012	2011
Pension and postretirement benefits	$(66)	$—
Aircraft and facility financing renegotiations and rejections(1)(2)	1,950	102
Professional fees	229	14
Other	95	2

Total reorganization items, net	$2,208	$118

(1)

Amounts include allowed claims (claims approved by the Bankruptcy Court) and estimated allowed claims relating to the rejection or modification of financings related to aircraft. The Debtors record an estimated claim associated with the rejection or modification of a financing when the applicable motion is filed with the Bankruptcy Court to reject or modify such financing and the Debtors believe that it is probable the motion will be approved, and there is sufficient information to estimate the claim. Modifications of the financings related to aircraft remain subject to conditions, including reaching agreement on definitive documentation. See above, “Special Protection Applicable to Leases and Secured Financing of Aircraft and Aircraft Equipment,” for further information.

(2)

Amounts include allowed claims (claims approved by the Bankruptcy Court) and estimated allowed claims relating to entry of orders treating as unsecured claims with respect to facility agreements supporting certain issuances of special facility revenue bonds. The Debtors record an estimated claim associated with the treatment of claims with respect to facility agreements when the applicable motion is filed with the Bankruptcy Court and the Debtors believe that it is probable that the motion will be approved, and there is sufficient information to estimate the claim. See above, “Rejection of Executory Contracts,” for further information.